Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Arrayit Corp
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001084507
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	26,946,496
Entity Public Float	$ 17,946,483
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

ARRAYIT CORPORATION - CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,606	$ 10,833
Accounts receivable, net of allowance for doubtful accounts of $100,000 and $133,000, respectively	168,010	187,242
Inventory	279,132	301,936
Prepaid expenses	14,803	0
Total current assets	463,551	500,011
Property and equipment, net	20,899	40,111
Deposits	18,365	18,924
Total assets	502,815	559,046
Current liabilities:
Accounts payable and accrued liabilities	6,541,955	6,436,439
Bank overdraft	82,425	0
Due to related parties	598,283	645,116
Customer deposits	134,677	160,370
Notes payables, current portion including related parties	1,142,074	1,139,765
Total current liabilities	8,499,414	8,381,690
Notes payable, long term	0	86,319
Total liabilities	8,499,141	8,468,009
Commitments and contingencies	0	0
Stockholders' Deficit
Preferred stock, 20,000,000 authorized	0	0
Preferred stock, Series 'A' 22,034 shares issued and outstanding	22	22
Preferred stock, Series 'C' 91,259 and 91,887 shares issued and outstanding	92	92
Common stock, $0.001 par value, voting, 480,000,000 shares authorized, 26,946,496 and 25,992,486 issued and outstanding	26,753	25,802
Additional paid-in capital	16,570,127	16,397,878
Accumulated deficit	(24,568,939)	(24,345,983)
Total Arrayit Corp's Stockholders' Equity (Deficit)	(7,971,945)	(7,922,189)
Non-controlling interest
Royalty interests	285,000	285,000
Less: Subscriptions receivable	(13,750)	(13,750)
Total Non-controlling interests	(24,654)	13,226
Total stockholders' deficit	(7,996,599)	(7,908,963)
Total liabilities and stockholders' deficit	$ 502,815	$ 559,046

ARRAYIT CORPORATION BALANCE SHEETS (Parentheticals) (Unaudited) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Preferred Stock Series A Par Value	$ 0.001	$ 0.001
Preferred Stock Series A Shares Authorized	20,000,000	20,000,000
Preferred Stock Series A Shares Issued	22,034	22,034
Preferred Stock Series A Shares Outstanding	22,034	22,034
Preferred Stock Series C Par Value	$ 0.001	$ 0.001
Preferred Stock Series C Shares Authorized	20,000,000	20,000,000
Preferred Stock Series C Shared Issued	91,259	91,887
Preferred Stock Series C Shares Outstanding	91,259	91,887
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	480,000,000	480,000,000
Common Stock Shares Issued	26,946,496	25,992,486
Common Stock Shares Outstanding	26,946,496	25,992,486

ARRAYIT CORPORATION - CONSOLIDATED STATEMENTS OF OPERATIONS (09/30/2011 unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Total Revenues	$ 780,445	$ 688,779	$ 2,561,837	$ 2,145,747
Cost of Sales	451,065	263,942	1,523,008	1,101,129
Gross Margin	329,380	424,837	1,038,829	1,044,618
Selling, General and Administrative	359,764	582,954	1,061,441	2,990,442
Research and Development	3,427	142,720	22,633	311,819
Legal Expense	23,621	106,036	74,542	232,884
Profit (loss) from operations	(57,432)	(406,873)	(119,787)	(2,490,527)
Interest expense	(40,587)	(137,153)	(141,049)	(241,348)
Net loss	(98,019)	(544,026)	(260,836)	(2,731,875)
Net loss attributable to the non-controlling interest	(10,124)	(69,920)	(37,880)	(117,678)
Net Loss attributable to common stockholders	$ (87,895)	$ (474,106)	$ (222,956)	$ (2,614,197)
Profit (Loss) per share - basic	$ 0	$ (0.02)	$ (0.01)	$ (0.11)
Basic weighted average number of common shares	26,660,419	24,876,930	26,480,759	23,197,665

ARRAYIT CORPORATION - CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net loss	$ (260,836)	$ (2,731,875)
Depreciation	22,502	22,957
Amortization	8,916	102,674
Warrants for compensation	0	0
Stock paid for services	173,200	1,538,936
Inc/dec in accounts receivable	19,232	20,277
Inc/dec in inventory	22,804	3,565
Inc/dec in prepaids	(14,803)	12,500
Inc/dec in deposits	559	0
Inc/dec in restricted cash	0	100,293
Inc/dec in accounts payable and accrued liabilities	152,690	638,965
Inc/dec in bank overdraft	82,425	(20,616)
Inc/dec in due to related parties	(46,833)	132,217
Inc/dec in customer deposits	(25,693)	36,140
Net cash provided by (used in) operating activities	134,163	(184,521)
Cash paid for purchase of fixed assets	(3,290)	(2,032)
Net cash provided by (used in) investing activities	(3,290)	(2,032)
Proceeds from loans, net	0	147,326
Repayment of notes payable	(140,100)	(94,647)
Proceeds from issuance of warrants	0	82,674
Proceeds from option exercise	0	51,200
Net cash provided by (used in) financing activities	(140,100)	186,553
Net increase (decrease) in cash	(9,227)	0
Cash, beginning of period (start)	10,833	0
Cash, end of period (end)	1,606	0
Cash paid for interest	141,049	75,714
Cash paid for income taxes	0	0
Payment of bank note by related party in exchange for note payable with the company	161,602	0
Conversion of accrued interest to notes payable	47,174	0
Conversion of preferred stock	220	0
Shares issued for services	173,200	1,395,505
Warrants issued for services	$ 0	$ 143,431

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Arrayit Corporation (the “Company” or “Arrayit”) is a Nevada Corporation that entered into the life sciences in 1996.  Arrayit is a leading edge developer, manufacturer and marketer of next-generation life science tools and integrated systems for the large scale analysis of genetic variation, biological function and diagnostics. Using Arrayit’s proprietary technologies, the Company provides a comprehensive line of products and services that currently serve the sequencing, genotyping, gene expression and protein analysis markets, and the Company expects to enter the market for molecular diagnostics.

Arrayit has earned respect as a leader in the health care and life sciences industries with its proven expertise in three key areas:  the development and support of microarray tools and components, custom printing and analysis of microarrays for research, and the identification and development of diagnostic microarrays and tools for early detection of treatable disease states.  As a result, Arrayit has provided tools and services to thousands of the leading genomic research centers, pharmaceutical companies, academic institutions, clinical research organizations, government agencies and biotechnology companies worldwide.

The Company’s patented tools and trade secrets provide researchers around the world with the performance, throughput, cost effectiveness and flexibility necessary to perform the billions of genetic tests needed to extract valuable medical information. The Company believes this information will enable researchers to correlate genetic variation and biological function, which will enhance drug discovery, drug development and clinical research, allowing diseases to be detected earlier and permitting better choices of drugs for individual patients.

Effective Thursday, March 19, 2009, the final steps of the business combination with Integrated Media Holdings, Inc (IMHI) were completed and the Company’s common stock began trading on the OTC Bulletin Boards as “ARYC”. In addition, the Company changed its name to “Arrayit Corporation”, was reincorporated to Nevada from Delaware, and reverse-split its common stock and Series A Convertible Preferred stock in the ratio of one for thirty shares.  The reverse split was only applicable to the Company’s Class “A” Preferred shares and its Common Shares.  The Class “C” Preferred Shares were not affected by the reverse split.  The reverse split had no effect upon the convertible debt which fixed the amount of shares to be issued at 12,478,357 both pre and post split.  As the March 19, 2009, Directors Resolution did not change the authorized share capital of the Company, the authorized number of Common Shares was reduced from 100,000,000 to 3,333,333.  The Directors approved the reverse split to create a more orderly market for the trading of its Common Shares on the OTC BB.

On August 31, 2009, a majority of the stockholders provided written consent in lieu of a meeting to approve an increase in the authorized common shares of the Company from 3,333,333 to 480,000,000 and an increase in the authorized preferred shares of the Company from 166,667 to 20,000,000.  A Certificate of Amendment to the Restated Certificate of Incorporation of the Company was filed on December 18, 2009.  The forgoing was published in form DEF 14-C on November 18, 2009.

The effects of the Reverse Stock Split have been reflected retroactively in the accompanying consolidated financial statements and notes thereto for all periods presented.

Arrayit has a December 31 year end.

Arrayit’s principal office is in Sunnyvale, California. Arrayit presently has ten employees.

Interim financial statements

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X, and, therefore, do not include all information and footnotes necessary for a complete presentation of financial position, results of operations, cash flows, and stockholders’ equity in conformity with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in Arrayit’s Annual Report filed with the SEC on Form 10-K. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements, which would substantially duplicate the disclosure contained in the audited financial statements for fiscal year 2010 as reported in Form 10-K, have been omitted.

7

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN

Basis of Presentation

Through May 23, 2011, the date in which the Company entered into equity transactions relating to its Arrayit Diagnostics, Inc. subsidiary as will be described below, the accompanying Consolidated Financial Statements include the following majority-owned subsidiaries for all or a portion of the periods indicated, each of which has been consolidated since the date the Company acquired majority-voting control (collectively, the “Consolidated Subsidiaries”):

Subsidiary	Date of Incorporation	Business of Entity	Ownership
Arrayit Diagnostics, Inc.	June 2, 2009	Develops medical tests and through its partially owned subsidiaries markets these tests to the medical community. incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Corporation
Arrayit Diagnostics (Ovarian), Inc.	June 16, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Diagnostics, Inc.
Arrayit Diagnostics (Parkinson), Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Diagnostics, Inc.

On May 23, 2011, Arrayit Diagnostics, Inc. (Diagnostics) acquired the outstanding 20% non-controlling interest in Ovarian, recognizing no gain or loss on the transaction.  Ovarian was then collapsed into Diagnostics, which continues to be an 80% subsidiary of the Company.  Also on May 23, 2011, Diagnostics acquired the outstanding 20% non-controlling interest in Parkinson, also recognizing no gain or loss on the transaction, and distributed the now 100% owned subsidiary directly to Arrayit Corporation.  As part of the exchange, Parkinson’s name was changed to Arrayit Scientific Solutions, Inc.  As a result, beginning on May 23, 2011, the accompanying Consolidated Financial Statements include the following majority owned subsidiaries:

Subsidiary	Date of Incorporation	Business of Entity	Ownership
Arrayit Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	100% owned by Arrayit Diagnostics, Inc.

Summary of Significant Accounting Policies

Financial Reporting:

The Company prepares its financial statements in conformity with accounting principles generally accepted in the United States of America. Revenues and expenses are reported on the accrual basis, which means that income is recognized as it is earned and expenses are recognized as they are incurred.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal  accounting  control is designed to assure,  among other items, that 1) recorded  transactions are valid; 2) valid  transactions  are recorded;  and 3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash includes all cash and highly liquid investments with original maturities of three months or less.  The Company maintains cash in bank deposit accounts which, at times, exceed federally insured limits. The Company has not experienced any losses on these accounts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation and amortization on property and equipment are determined using the straight-line method over the three to five year estimated useful lives of the assets.

Impairment of Long-Lived Assets

Arrayit reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable. Arrayit evaluates, at each balance sheet date, whether events and circumstances have occurred which indicate possible impairment. The Company uses an estimate of future undiscounted net cash flows of the related asset or group of assets over the estimated remaining life in measuring whether the assets are recoverable. If it is determined that an impairment loss has occurred based on expected cash flows, such loss is recognized in the statement of operations.

Inventory

Inventories are stated at the lower of cost or market, cost determined on the basis of FIFO.

8

Revenue recognition:

Overview

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured. In instances where final acceptance of the product or system is required, revenue is deferred until all the acceptance criteria have been met.

Product Sales

Product sales include sales of microarrays, reagents and related instrumentation. Microarray, reagent and instrumentation revenues are recognized when earned, which is generally upon shipment and transfer of title to the customer and fulfilment of any significant post-delivery obligations. Accruals are provided for anticipated warranty expenses at the time the associated revenue is recognized.

Services

Services revenue is comprised of equipment service revenue; revenue from custom microarray design fees; and scientific services revenue, which includes associated consumables.

Diagnostic Revenue

Revenue from medical testing and scientific services is recognized upon shipment of the reported results.

Other Income

The Company recognizes interest income as earned.

Shipping and Handling Costs

Shipping and handling costs billed to customers are recorded as revenue. Shipping and handling costs paid to vendors are recorded as cost of sales.

Fair Value of Financial Instruments

The Company follows accounting guidance relating to fair value measurements. This guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the unobservable inputs.

The fair value of the Company’s notes payable and derivative liability approximate stated value. The notes payable fair value was based on Level 2 inputs and the derivative liability fair value based on Level 3 inputs. See notes 8 and 9.

9

Allowance for Doubtful Accounts

The Company records an allowance for estimated losses on customer accounts. The allowance is increased by a provision for bad debts, which is charged to expense, and reduced by charge-offs, net of recoveries.

Patent Costs

Costs incurred with registering and defending patent technology are charged to expense as incurred.

Derivative Instruments

Derivatives were recorded on the balance sheet at fair value. These derivatives, including embedded derivatives, were separately valued and accounted for on our balance sheet.

Accounting guidance related to Accounting for derivative financial instruments indexed to and potentially settled in, a company's own stock, requires freestanding contracts that are settled in a company's own stock, including warrants to purchase common stock, to be designated as an equity instrument, asset or a liability. Under these provisions, a contract designated as an asset or a liability must be carried at fair value on a company’s balance sheet, with any changes in fair value recorded in the company’s results of operations. A contract designated as an equity instrument must be included within equity, and no fair value adjustments are required.

Income Taxes

Upon completion of the March 19, 2009 transaction with IMHI as more fully described in Note 1, Arrayit Corporation became a Nevada “C” Corporation.

Deferred taxes are computed using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are not recognized unless it is more likely than not that the asset will be realized in future years.

Accounting for Uncertainty in Income Taxes

The Financial Accounting Standards Board has issued guidance on Accounting for Uncertainty in Income Taxes, FASB ASC 740, Income Taxes which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Management has concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.

When applicable, the Company will include interest and penalties related to uncertain tax positions in income tax expense.

Earnings (Loss) per Common Share

The computation of basic earnings per common share is computed using the weighted average number of common shares outstanding during the period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus common stock equivalents which would arise from the exercise of options and warrants outstanding using the treasury stock method and the average market price per share during the year. Options, warrants, convertible debt and convertible preferred stock which are common stock equivalents are not included in the diluted earnings per share calculations when their effect is anti-dilutive.

Stock-Based Compensation

The Company accounts for stock issued to employees, officers and directors in accordance with accounting standards for share-based payments which requires all new share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

10

Non-Controlling Interest:

The Company accounts for the non-controlling interest in its two subsidiaries under ASC 810-10-45-16, Non-controlling Interest in a Subsidiary.  This standard defines a non-controlling interest, previously called a minority interest, as the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The standard requires, among other items, that a non-controlling interest be included in the consolidated statement of financial position within equity separate from the parent's equity; consolidated net income to be reported at amounts inclusive of both the parent's and non-controlling interest’s shares and, separately, the amounts of consolidated net income attributable to the parent and non-controlling interest all on the consolidated statement of operations; and if a subsidiary is deconsolidated,  any retained  non-controlling equity  investment  in the former subsidiary  be  measured at fair value and a gain or loss be  recognized  in net income  based  on  such  fair  value.  Additionally, the standard defines a non-controlling interest as a financial instrument issued by a subsidiary that is classified as equity in the subsidiary's financial statements.  A financial instrument issued by a subsidiary that is classified as a liability in the subsidiary's financial statements based on the guidance in other standards is not a controlling interest because it is not an ownership interest.

Royalty interests that entitle the holder to participate in future earnings and are not repayable are classified as non-controlling interests.

Deferred Offering Costs:

The Company may incur legal and accounting fees, as well as due diligence fees related to the preparation of our pending financing.  Such costs are initially deferred until the offering is completed, at which time they are recorded as a reduction of gross proceeds from the offering, or expensed to operations if the offering is unsuccessful.

Nature and Classification of the Non-Controlling Interest in the Consolidated Financial Statements:

Arrayit Corporation is the controlling interest of the affiliated group, since it maintains an investment in each of the operating entities.   Arrayit Corporation has an 80% ownership investment in Arrayit Diagnostics, Inc., which in turn has 100% interest in Arrayit Scientific Solutions, Inc., as of September 30, 2011.

A non-controlling interest is the portion of the equity in a subsidiary not attributable, directly or indirectly, to a parent.  A non controlling interest is the ownership held by owners other than the consolidating parent.   The non-controlling interest is reported in the consolidated statement of financial position separately from the parent's equity, within the equity section of the balance sheet.  The minority interest in the current year’s income (loss) is segregated from the earnings (loss) attributable to the controlling parent.  Minority ownership equity interest in the consolidating subsidiaries is increased by equity contributions and proportionate share of the subsidiaries earnings and is reduced by dividends, distributions and proportionate share of the subsidiaries incurred losses.

Recent Accounting Pronouncements

12. Recently Issued Accounting Standards

In September 2011, the FASB issued an amendment to Topic 350, Intangibles—Goodwill and Other, which simplifies how entities test goodwill for impairment. Previous guidance under Topic 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis. First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill. Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under paragraphs 350-20-35-4 and 350-20-35-9 under Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating the new standard.

The Company has reviewed all recently issued, but not effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements of the Company were prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant net losses and negative cash from operations since it was a party to the Pediatrix legal dispute. At September 30, 2011, Arrayit had a working capital deficit of  $8,035,863, a stockholders' deficit of  $7,971,945, and recurring net losses.  The Company currently devotes a significant amount of its resources on developing clinical protein biomarker diagnostic products and services, and it does not expect to generate substantial revenue until certain diagnostic tests are cleared by the United States Food and Drug Administration and commercialized. Management believes that current available resources will not be sufficient to fund the Company’s planned expenditures over the next 12 months. The Company’s ability to continue to meet its obligations and to achieve its business objectives is dependent upon, among other things, raising additional capital or generating sufficient revenue in excess of costs. At such time as the Company requires additional funding, the Company will seek to raise such additional funding from various possible sources, including its parent company, the public equity market, private financings, sales of assets, collaborative arrangements and debt. If the Company raises additional capital through the issuance of equity securities or securities convertible into equity, stockholders will experience dilution, and such securities may have rights, preferences or privileges senior to those of the holders of common stock or convertible senior notes. If the Company raises additional funds by issuing debt, the Company may be subject to limitations on its operations, through debt covenants or other restrictions. If the Company obtains additional funds through arrangements with collaborators or strategic partners, the Company may be required to relinquish its rights to certain technologies or products that it might otherwise seek to retain. There can be no assurance that the Company will be able to raise additional funds, or raise them on acceptable terms. If the Company is unable to obtain financing on acceptable terms, it may be unable to execute its business plan, the Company could be required to delay or reduce the scope of its operations, and the Company may not be able to pay off its obligations, if and when they come due.

These factors create substantial doubt about Arrayit’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities or other adjustments that may be necessary should the Company not be able to continue as a going concern.

The ability of Arrayit to continue as a going concern is dependent on Arrayit generating cash from the sale of its common stock or obtaining debt financing and attaining future profitable operations. Management's plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance Arrayit will be successful in these efforts.

Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Sep. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable are shown net of an Allowance for Doubtful Accounts.   As more fully explained in Note 5 below, accounts receivable has also been reduced by Accounts Receivable loans sold with recourse.

	September 30, 2011	December 31, 2010
Gross accounts receivable	$555,755	$508,952
Less:
Allowance for doubtful accounts	(100,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(287,745)	(188,710)
Total	$168,010	$187,242

NOTE 5 – ACCOUNTS RECEIVABLE SOLD WITH RECOURSE

Pursuant to an agreement dated July 5, 2007, the Company has sold some of its Accounts Receivable to a financial institution with full recourse.  The financial institution retains a 15% portion of the proceeds from the receivable sales as reserves, which are released to the Company as the Receivables are collected.  The maximum commitment under this facility is  $450,000, and is limited to receivables that are less than 31 days outstanding. The facility bears interest at 16% at September 30, 2011, and is secured by an unconditional guarantee of the Company and a first charge against the Accounts Receivable.  At September 30, 2011, the balance outstanding under the recourse contracts was  $287,745 net of a hold back reserve of  $66,510 (December 31, 2010,  $188,710 net of a hold back reserve of  $32,879).   Because of the Company’s credit policies, repossession losses and refunds in the event of default have not been significant and losses under the present recourse obligations are not expected to be significant, it is at least reasonably possible that the Company’s estimate will change within the near term.

Property, Plant, and Equipment	3 Months Ended
Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 – FIXED ASSETS

Property and equipment consisted of the following:

	September 30, 2011	December 31, 2010
Fixed Assets – Cost	$350,429	$347,139
Less:
Accumulated Depreciation	(329,530)	(307,028)
Total	$20,899	$40,111

Depreciation expense totaled  $7,425 and  $7,652, respectively, for the three months ended September 30, 2011 and 2010, and  $22,502 and  $22,957, respectively, for the nine months ended September 30, 2011 and 2010.

Payables and Accruals	3 Months Ended
Sep. 30, 2011
Payables and Accruals
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities, consisted of the following:

	September 30, 2011	December 31, 2010

ACCOUNTS PAYABLE

Trade Vendors	$1,459,294	$1,281,280
Professional Advisors	2,874,901	3,140,913

Total Accounts Payable	$4,334,195	$4,422,193

ACCRUED LIABILITIES

Accrued salaries and wages	1,287,980	1,257,980
Judgment interest	328,303	328,303
Other	591,477	427,963

Total Accrued Liabilities	2,207,760	2,014,246

TOTAL	$6,541,955	$6,436,439

Commitment and Contingencies	3 Months Ended
Sep. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Pediatrix Screening, Inc., et al. V. TeleChem International, Inc.

The controversy at issue arose from a failed grant collaboration between Pediatrix and TeleChem, involving TeleChem’s proprietary microarray technology and subsequent agreement by the parties to commercialize this microarray technology through the formation of a joint corporation.  Pediatrix brought a lawsuit in the United States District Court for the Western District of Pennsylvania alleging multiple claims for breach of contract in connection with both the grant collaboration and Pre-Incorporation Agreement.  TeleChem counterclaimed alleging breach of the Pre-Incorporation Agreement, as well as fraudulent misrepresentation and trade secret misappropriation,   inter alia, stemming from the failed grant collaboration and subsequent Pre-Incorporation Agreement.

Civil Action number 01-2226 between TeleChem International, Inc., Pediatrix Screening, Inc. and Pediatrix Screening LP went to jury trial in the United States District Court in the Western District of Pennsylvania in the summer of 2007.  On August 11, 2007, the jury awarded TeleChem  $5 million in damages for Pediatrix's breach of contract, fraudulent misrepresentation, and punitive damages.  The jury awarded Pediatrix  $1,085,001 for TeleChem's breach of contract.  Pediatrix put  $5 million in bond, and submitted an appeal to the Third Circuit Court of Appeals to request that the damages award to TeleChem be reduced.  Oral argument in the appeal was heard on December 15, 2009 by a panel of three judges in the Third Circuit Court of Appeals in Philadelphia, PA.

On April 20, 2010, the Third Circuit Court of Appeals rendered its judgment on that appeal that the Judgment entered August 16, 2007 is reversed in part, with respect to the judgment in favor of TeleChem on its counterclaim of misrepresentation and the award of damages.   The Appeal Court ordered a new trial on TeleChem’s counterclaim for fraudulent misrepresentation and damages.  The judgments on all other claims were affirmed.

On October 27, 2011, Arrayit Corporation announced that the litigation between its wholly owned subsidiary, TeleChem International, Inc., and Pediatrix Screening, Inc. et al. was settled without financial penalty to either party.

Long Term Lease Commitments

The Company leases its office facility in Sunnyvale, California under operating leases that expire November 30, 2012.

Future  minimum  lease  payments  as  of  September 30,  2011  are  as  follows:

YEAR  ENDING

2011                  44,960

2012                  170,320

                        $  215,280

Rent expense was  $44,960 and  $43,470 for the three months ended September 30, 2011 and 2010, respectively.  Rent expense was  $134,880 and  $133,308 for the nine months ended September 30, 2011 and 2010 respectively.

Debt	3 Months Ended
Sep. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 8 – DEBT

	September 30, 2011	December 31, 2010

NOTES PAYABLE - ARRAYIT DIAGNOSTICS, INC.

Notes payable, interest at 10%, which was due January 22, 2011 and is now past due, secured by 1,000,000 shares out of the Company's common stock, pledged to the private lender without compensation by the Company's Chairman. The terms also called for the issuance of 300,000 warrants issuable for shares of common stock at $0.22 per share. The annual effective interest rate for this loan is estimated to be 243.8%	$66,371	$65,000

LESS: Unamortized loan fee and discount in connection with the obtaining of the loan	-	(8,916)

	66,371	56,084

Notes payable, interest at 10%, which was due August 10, 2010 and is now past due, secured by 200,000 shares out of the Company's common stock, pledged to the private lender without compensation as follows: 100,000 common shares provided by the Company's chief financial officer; 50,000 common shares provided without compensation by a minority shareholder in Arrayit Diagnostics; and a call option call to acquire an additional 50,000 common shares currently held by a minority shareholder in Arrayit Diagnostics.	53,640	50,000

	$120,011	$106,084

NOTES PAYABLE - ARRAYIT CORP.

Notes payable, interest at 10%, which was due August 10, 2010 and is now past due, secured by 1,000,000 shares out of the Company's common stock, pledged to the private lender without compensation by the Company's Chairman. The terms also called for the lender to withhold proceeds of $20,000 as a debt origination fee and the issuance of 200,000 warrants issuable for shares of common stock at $1.00 per share. The annual effective interest rate for this loan is estimated to be 239.2%	200,000	200,000

Notes payable to Wells Fargo, payable in 60 monthly installments of $8,572 including interest at bearing interest at Prime plus 2.75%, through November 2012. Secured by Equipment, Inventory, Accounts, Instruments, Chattel Paper and General Intangibles of TeleChem International, Inc. Unconditional Guarantees by some of the Company’s Class “C” shareholders and unconditional limited guarantees by those shareholders’ spouses. Guarantee secured by two residential properties and cash collateral of $276,000.	-	173,706
Notes payable, interest at 8%, unsecured due on demand from Arrayit creditors	37,411	39,293
Notes payable, interest at rates varying from 8% to 10%, unsecured due on demand from the former TeleChem shareholders and their families.	784,652	707,001
	1,022,063	1,120,000

Notes payable including related parties	$1,142,074	$1,226,084

Short Term Debt	$1,142,074	$1,139,765
Long Term Debt	-	86,319

Notes payable including related parties	$1,142,074	$1,226,084

Equity	3 Months Ended
Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

 NOTE 9 – WARRANTS AND OPTIONS

Warrants

On January 19, 2008, the Company issued 1,250,000 warrants, expiring on January 19, 2013, exercisable at  $0.01.

On October 1, 2009, the Company issued 450,000 stock purchase warrants, expiring on October 1, 2014, exercisable at  $0.32 to the President of Arrayit Diagnostics.

On April 25, 2010, the Company issued 150,000 share purchase warrants, expiring on April 25, 2012, exercisable at  $1.00 for consulting services.

On May 12, 2010 the Company issued 200,000 share purchase warrants, expiring on May 12, 2012 exercisable at  $1.00 in connection with a debt financing.

On September 30, 2010 the Company issued 200,000 share purchase warrants expiring on October 1, 2014 exercisable at  $0.20 to the President of Arrayit Diagnostics.

On October 14, 2010 the Company issued 300,000 share purchase warrants expiring on February 15, 2013 exercisable at  $0.22 in connection with a debt financing.

During 2010, 200,000 warrants were cancelled.

Options

On October 1, 2009, the Company granted 450,000 options to the President of Arrayit Diagnostics, Inc. at an exercise price of  $0.32.  The  $189,000 intrinsic value of these options was recorded as an expense on that date.

On June 30, 2010, 160,000 share purchase options were exercised upon payment of $51,200.

The following table summarizes options and warrants outstanding at September 30, 2011:
	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	2,190,000	$0.23
Granted	0	0
Cancelled/forfeited	0	0
Expired	0	0
Exercised	0	0
Outstanding at September 30, 2011	2,190,000	$0.23

NOTE 12 – CONVERTIBLE PREFERRED STOCK

Convertible Preferred Stock

The Series A Preferred Stock has no stated dividend rate and has a liquidation preference of  $.001 per share. The Series A Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. Both the conversion ratio of the preferred into common and the number of shares outstanding is subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.

The Series C Preferred Stock has no stated dividend rate.  The Series C Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. The conversion ratio of the preferred into common is not subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.

The 103,143 Series C Preferred Stock was issued on February 21, 2008 as part of the merger with IMHI.   These Series C Preferred shares are convertible into 36,100,000 common shares at the rate of 350:1.

On August 15, 2008 the articles of designation for the Series C Preferred Stock were amended to limit the conversion to common to shares to 10% of the holders’ original holdings in any quarter.

During the nine months ended September 30, 2011, 628 Series C Preferred Stock shares were converted into 220,010 shares of common stock.

NOTE 13- STOCKHOLDERS' EQUITY

The following table summarizes changes in stockholders' equity during the quarter ended September 30, 2011:

	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)									NON-CONTROLLING INTERESTS
							Additional					Interest In	Total
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained		Royalty	Subscription	Subsidiaries	Non
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total	Interest	Receivable	Earnings	Controlling	Total
Balance, December 31, 2010	22,034	$ 22	91,887	$ 92	$25,992,486	$25,802	$ 16,397,878	$ (24,345,983)	$(7,922,189)	$ 285,000	$ (13,750)	$ (258,024)	$ 13,226	$ (7,908,963)

Convert Preferred C to Common			(628)		220,010	220	(220)		0					0

Issuance of shares for services					731,000	731	172,469		173,200					173,200

Net Loss for the nine months ended
September 30, 2011								(222,956)	(222,956)			(37,880)	(37,880)	(260,836)
Balance, September 30, 2011	22,034	$ 22	91,259	$ 92	26,943,496	$ 26,753	$ 16,570,127	$ (24,568,939)	$ (7,971,945)	$ 285,000	$ (13,750)	$ (295,904)	$(24,654)	$ (7,999,599)

Compensation Related Costs, Share Based Payments	3 Months Ended
Sep. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 11 – STOCK-BASED COMPENSATION

The Company adopted ASC 718 and ASC 505, "Share-Based Payment", to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 and ASC 505 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

Operations for the period ended September 30, 2011 and 2010 include  $90,500 and  $40,005 of stock-based compensation, arising from the granting of 435,000 and 80,010 unregistered common shares, respectively.  Restricted shares were issued in exchange for services related to website consulting and investor relations. The Company relied upon the exemption under Section 4(2) of the Securities Act.

Other Income and Expenses	3 Months Ended
Sep. 30, 2011
Other Income and Expenses
Other Income and Other Expense Disclosure [Text Block]

NOTE 10 – ROYALTY OBLIGATIONS

(a)

Advisory Agreement

Under paragraph 2 (b) of an advisory agreement dated August 11, 2009 between Arrayit Diagnostics, Inc. and a limited liability partnership, controlled by parties that are also shareholders in Arrayit Corporation, there is a contractual obligation to pay a Royalty of Twenty percent (20%) of the net sales of Arrayit Diagnostics, Inc., and its subsidiaries, which includes the Company.  “Net Sales” means the gross selling price by the Company and sub-licensees for the sale of any product or products, less trade discounts allowed, credits for claims or allowances, commissions, refunds, returns and recalls.

The term of the advisory agreement is five years.  The royalties and ownership provisions are in perpetuity.

The entitlement to royalties under the advisory agreement is decreased by obligation to pay royalties to other advisors and investors.   With respect to the revenue generated by Arrayit Diagnostics, Inc. as described in (b) below the Company is obligated to pay a 0.95% royalty to purchasers of royalty interests, thereby reducing the Company’s obligation to the advisor by a similar amount, resulting in a net royalty obligation to the advisor of 19.05% on revenue generated by our Ovarian subsidiary.

During the period ended September 30, 2011, there were no revenues earned and hence no obligation to pay any royalties.

(b)  Royalty Interests – ARRAYIT DIAGNOSTICS, INC.

Third party investors purchased royalty interests in the amount of  $285,000 in Arrayit Diagnostics (Ovarian), Inc., in return for a zero decimal nine five percent (0.95%) royalty on net sales of the Ovarian test.  Amounts received with respect to these royalty interests are shown as Non-Controlling Interests on the Balance Sheet, as there are no terms of repayment of the royalty interests.  On May 23, 2011, Arrayit Diagnostics, Inc. acquired the outstanding 20% non-controlling interest in Ovarian, recognizing no gain or loss on the transaction.  Ovarian was then collapsed into Diagnostics, which continues to be an 80% subsidiary of the company.  The 0.95% royalty interests on net sales of the Ovarian test owned by third party investors were not affected and remain in place.

During the period ended September 30, 2011, there were no revenues earned and hence no obligation to pay any royalties.

(c)  Wayne State University – ARRAYIT DIAGNOSTICS, INC.

Under terms of a biomarker license agreement between Wayne State University and the Company, effective December 7, 2009 the Company is obligated to pay the University royalties of 5% of net sales.  In addition the license agreement provides for lump sum payments to be made as milestone events are achieved.

There were no revenues generated during the fiscal period ended September 30, 2011, and hence no obligation to pay any amounts to Wayne State University.

 (d) The Parkinson’s Institute – ARRAYIT SCIENTIFIC SOLUTIONS, INC. (formerly Arrayit Diagnostics (Parkinson), Inc.

Pursuant to an agreement dated February 9, 2009 between the company, and The Parkinson's Institute, a California Corporation, Arrayit Scientific Solutions, Inc. is obligated to make payments, of 5% of gross earnings generated from Research derived from the biological specimens from Parkinson's disease patients and control patients provided by the Parkinson's Institute.

There were no revenues generated during the fiscal periods ended September 30, 2011 and hence no obligation to pay any amounts to the Parkinson’s Institute.

Income Taxes	3 Months Ended
Sep. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]	NOTE 14 – INCOME TAXES

At December 31, 2010 and September 30, 2011, the Company had net operating loss (NOL) carry-forwards available to offset future taxable income of approximately  $24 million including approximately  $17.5 million from IMHI at date of the merger. The utilization of the NOL carry-forwards is dependent upon the tax laws in effect at the time the NOL carry-forwards can be utilized. It is also likely that utilization of the NOL carry-forwards are limited based on changes in control from the merger. A valuation allowance of approximately  $9.5 million has been recorded against the deferred tax asset for as of December 31, 2010 and September 30, 2011 due to the uncertainty surrounding its realization caused by the Company’s recurring losses. There was no change in the valuation allowance during the quarter ended September 30, 2011. The NOL carry-forwards will fully expire in 2031.